Other net income - Summary of other net income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other net income.
Government grants	¥ 12,556	¥ 14,132	¥ 14,399
Net (loss)/gain on disposal of non-current assets	(3,468)	1,013	(1,087)
Others	(4,176)	1,346	2,438
Total	¥ 4,912	¥ 16,491	¥ 15,750